Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Disaggregation of Revenue [Abstract]
Schedule of revenue
	For the Year Ended December 31,
	2016	2017	2018
Vehicle sales	—	—	4,852,470
Sales of charging pile	—	—	82,184
Sales of Packages	—	—	10,220
Others	—	—	6,297
Total	—	—	4,951,171